Leases - Summary of Right-of-use Assets (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	[1]	$ 68	$ 27
Depreciation		(8)	(8)		$ (7)
Ending balance		58	68	[1]	27	[1]
Leasehold Property
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		68	27
Effects of movements in exchange rates		5	(2)
Additions		13	51
Modification/ Impairment		(4)
Disposals		(16)
Depreciation		(8)	(8)
Ending balance		$ 58	$ 68		$ 27

[1]	The Group has changed its presentation currency from Euros to USD from January 1, 2025. Accordingly, the comparative amounts have been re-presented retrospectively as outlined in note 2.3 - Change in presentation currency.